Description of Plan (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Description of Plan [Line Items]
Schedule of Profit-sharing Contributions

If terminated prior to December 31, 2017
Number of	Percentage
years of service	vested
Less than 1	0%
1 but less than 2	20%
2 but less than 3	40%
3 but less than 4	60%
4 but less than 5	80%
5 or more	100%

If terminated on or after December 31, 2017
Number of	Percentage
years of service	vested
Less than 1	0%
1	20%
2	40%

3 or more	100%